UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

ITEM 2. REPORT TO STOCKHOLDERS.

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Ticker: HTY
Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

International equity markets rallied sharply in recent months, buoyed by a combination of stronger economic growth, a rebound in corporate earnings, and mostly low inflation. Strengthening currencies relative to the U.S. dollar also helped boost returns in several areas. Adding to the market's momentum, in a year of key European elections, investors have been encouraged by the rejection of candidates with potentially trade-inhibiting agendas; for example, the recent victory of moderate French presidential candidate Emmanuel Macron has been well received by the markets. While it is still possible for this sentiment to shift in the months ahead, the risk of political uncertainty in Europe appears to be diminishing.

Regardless of what happens in the political sphere, stocks globally are enjoying the support of strengthening fundamentals on many fronts. Equity markets outside the United States today have the added attraction of relatively favorable valuations.

Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	Fund's investments
12	Financial statements
15	Financial highlights
16	Notes to financial statements
23	Additional information
24	Shareholder meeting
25	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide total return consisting of a high level of current income and gains and long-term capital appreciation. The fund will seek to achieve favorable after-tax returns for shareholders by seeking to minimize the U.S. federal income tax consequences on income and gains generated by the fund.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

The MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted capitalization-weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's performance at net asset value (NAV) is different from the fund's performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

The performance data contained within this material represents past performance, which does not guarantee future results.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Post-election rally lifted global equities

Positive sentiment following the U.S. election and accommodative economic policy outside the U.S. drove global stocks to strong returns.

A rotation out of dividend stocks hurt performance

The fund underperformed its comparative index, the MSCI World Index, stemming from greater-than-index exposure to the dividend-oriented utilities and telecommunication services sectors, which lagged during the period.

The fund maintained an attractive yield

The stocks held in the fund continued to grow free cash flow and remained committed to consistently returning cash to shareholders through a combination of cash dividends, share buybacks, and debt reduction.

SECTOR COMPOSITION AS OF 4/30/17 (%)

As is the case with all closed-end funds, shares of this fund may trade at a discount or a premium to the fund's net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. For the fiscal year ended October 31, 2016, the fund's aggregate distributions included a return of capital of $0.76 per share, or 59% of aggregate distributions. See the financial highlights for details of the return on capital. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Focusing on a particular industry or sector may increase the fund's volatility and make it more susceptible to market, economic, and regulatory risks as well as other factors affecting those industries or sectors. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       3

Discussion of fund performance

An interview with William W. Priest, CFA, Epoch Investment Partners, Inc.

William W. Priest, CFA
Portfolio Manager
Epoch Investment Partners, Inc.

Can you tell us about the two investment philosophies that drive this fund?

At Epoch Investment Partners, we understand that earnings growth and dividends drive shareholder returns, and they come from a single source: cash flow. We focus on companies that are growing free cash flow and allocating it intelligently. Our partners at Analytic Investors focus on quantitative measures that seek out certain stock characteristics that most investors reward, then exploit this persistency while maintaining adaptability.

What factors affected global equity markets and economies during the six months ended April 30, 2017?

Global equities reacted favorably to the potential policy implications following the outcome of the U.S. presidential election and to the continued efforts by central bankers outside the United States to stimulate economic growth. Economically sensitive sectors, most notably financials, information technology, and industrials, outperformed their defensive counterparts. President Trump is expected to jump-start economic growth through tax reform, increase fiscal spending focused on infrastructure, and reduce business regulation.

The U.S. Federal Reserve raised its short-term interest-rate target by a total of 50 basis points at two policy meetings and communicated a path of continued tightening in the year ahead. Bonds sold off following the election with global yields climbing, but yields trended lower in the last six weeks of the period after Congress failed to replace the Affordable Care Act, raising concerns that the Trump administration's policies may be more difficult to implement than anticipated.

Stocks in the eurozone advanced, despite worries over the outcome of the French election, and the European Central Bank kept interest rates on hold and maintained dovish guidance. OPEC announced an agreement to cut global production, which led to an initial rise in crude oil prices, but swelling inventories caused oil to end the period roughly flat. After a postelection rally in the U.S. dollar, most currencies in Europe and the Pacific strengthened.

The companies we held in the fund continued to grow free cash flow during the period and remained committed to consistently returning cash to shareholders through a combination of cash

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       4

dividends, share buybacks, and debt reduction. Top-line growth remained restrained; however, the potential for repatriation of overseas profits could provide U.S. companies with additional cash that could be returned to shareholders. With global interest rates still at low levels, we believe shareholder yield will be a key source of income and growth for investors.

How did the fund respond to these market conditions?

We seek to capture returns by holding high-quality companies that use consistent, healthy cash flows to fund actions that increase shareholder value through returning cash to shareholders. A rotation into stocks with more cyclical growth characteristics following the Trump victory pressured the more yield-oriented companies we favor and caused the fund to underperform its comparative index, the MSCI World Index.

Sector allocation, which is an outcome of our bottom-up fundamental investment process, was the primary detractor from relative performance. The fund's overweights in sectors that historically provide above-average shareholder yield—specifically utilities and telecommunication services—had the greatest negative impact on relative results. Stock selection and underweights in the information technology and financials sectors also hurt performance. Meanwhile, stock selection in the consumer staples and industrials sectors was the primary contributor for the period. From a regional perspective, stock selection in the United States and United Kingdom hurt relative performance.

What were the main areas of weakness?

Several holdings in the telecommunication services sector weighed on performance during the period. Shares of Telstra Corp., Ltd., the dominant fixed and mobile line provider in Australia, fell on news that rival TPG Telecom, Ltd. (not held by the fund) planned to build out a fourth wireless network in the country. Telstra should retain pricing power, given the quality and geographic

TOP 10 COUNTRIES AS OF 4/30/17 (%)

United States	44.5
United Kingdom	13.9
Germany	11.3
France	6.4
Canada	5.1
Switzerland	4.0
Australia	3.0
Italy	2.5
Norway	1.8
Spain	1.5
TOTAL	94.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       5

coverage of its network, and continued to pay a stable dividend. British telecom provider Vodafone Group PLC was pressured on concern about competition in India. Excluding India, results continue to be largely positive and management reconfirmed their long-term free cash flow targets. U.S. broadband and cable provider Verizon Communications, Inc. was affected by competition in its core wireless market, where its decision to offer unlimited data plans weighed on revenues. Verizon has a well-covered dividend and is progressing on its debt reduction plans.

QUALCOMM, Inc., a market leader in 4G and next generation wireless chips, was another detractor. Company shares were negatively affected by a lawsuit from Apple, Inc. (not held by the fund), which took issue with the way royalty rates for QUALCOMM technologies used in iPhones are calculated. Integrated oil company Occidental Petroleum Corp. also detracted from relative results on the back of a decline in oil prices during the period.

Which holdings contributed the most to performance?

German electronics and manufacturing conglomerate Siemens AG was among the leading contributors. Shares traded higher on strong fundamental performance, highlighted by recent sales results and an upward revision to guidance for the year ahead. The company is well positioned to participate in global markets for established and emerging technologies, such as wind turbines, solar panels, and hydro facilities, for power generation.

Tobacco makers Reynolds American, Inc., Philip Morris International, Inc., and British American Tobacco PLC benefited from consistent cash flow generation supported by strong pricing power, disciplined cost controls, low reinvestment needs, and, most recently, industry consolidation, with British American announcing in January its intention to acquire Reynolds American. These companies generate strong cash flows and consistently return cash to shareholders through growing dividends.

TOP 10 HOLDINGS AS OF 4/30/17 (%)

Muenchener Rueckversicherungs-Gesellschaft AG	3.0
Deutsche Post AG	2.1
BCE, Inc.	1.9
PPL Corp.	1.8
Vodafone Group PLC	1.7
Duke Energy Corp.	1.7
Philip Morris International, Inc.	1.7
AT&T, Inc.	1.7
Verizon Communications, Inc.	1.6
Altria Group, Inc.	1.6
TOTAL	18.8
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       6

Results were also supported by global restaurant chain McDonald's Corp. The world's largest fast food retailer delivered solid same-store sales growth in the United States boosted by its decision to expand its all-day breakfast menu. The company remains committed to rewarding shareholders through dividends and share buybacks. Additionally, the fund's options strategy added to performance.

What was the fund's most recent quarterly distribution?

On February 23, 2017, the fund declared its March quarterly distribution of $0.2200 per share, a decrease of 31.25% from its previous quarterly distribution of $0.3200 per share. The adjustment in the distribution rate is the result of analysis conducted by the investment teams managing the portfolio with respect to the rate and sustainability of the fund's distributions. As portfolio and market conditions change, the distribution rate paid by the fund could change.

How was the fund positioned at the end of the period?

Changes to the portfolio included the addition of Royal Bank of Canada, a diversified financial services company that offers an attractive, growing dividend supported by earnings growth. We also added a position in Spanish electric utility Red Electrica Corp. SA. The company, which also has small exposure to electricity transmission in Peru and Chile, generates cash flows from operating Spain's transmission grid.

MANAGED BY

William W. Priest, CFA, Epoch On the fund since inception Investing since 1965
Eric L. Sappenfield, Epoch On the fund since inception Investing since 1986
John Tobin, Ph.D., CFA, Epoch On the fund since 2014 Investing since 1981
Kera Van Valen, CFA, Epoch On the fund since 2014 Investing since 2001
Michael A. Welhoelter, CFA, Epoch On the fund since inception Investing since 1986
Gregory McMurran, Analytic Investors On the fund since inception Investing since 1976
Dennis Bein, CFA, Analytic Investors On the fund since inception Investing since 1992
Harindra de Silva, Ph.D., CFA, Analytic Investors On the fund since inception Investing since 1988

The views expressed in this report are exclusively those of William W. Priest, CFA, Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       7

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 97.9%		$95,235,161
(Cost $93,068,039)
Australia 3.0%		2,961,048
Commonwealth Bank of Australia	11,800	770,704
Sonic Healthcare, Ltd.	37,100	613,314
Telstra Corp., Ltd.	287,100	907,112
Westpac Banking Corp.	25,555	669,918
Canada 5.1%		4,958,670
Agrium, Inc. (C)	6,145	577,200
BCE, Inc.	41,500	1,889,473
Rogers Communications, Inc., Class B	25,600	1,173,806
Royal Bank of Canada	9,824	672,685
TELUS Corp.	19,400	645,506
France 6.4%		6,223,436
AXA SA	34,800	928,468
Cie Generale des Etablissements Michelin	6,300	824,047
Sanofi	8,400	793,748
SCOR SE	37,100	1,467,563
TOTAL SA	28,100	1,442,463
Vinci SA	9,000	767,147
Germany 11.3%		10,967,587
Allianz SE	6,065	1,154,640
BASF SE	10,600	1,032,641
Daimler AG	15,300	1,140,069
Deutsche Post AG	58,000	2,084,740
Deutsche Telekom AG	73,000	1,280,478
Muenchener Rueckversicherungs-Gesellschaft AG	15,400	2,952,476
Siemens AG	9,220	1,322,543
Italy 2.5%		2,461,823
Snam SpA	233,007	1,029,440
Terna Rete Elettrica Nazionale SpA	284,100	1,432,383
Netherlands 1.3%		1,283,874
Royal Dutch Shell PLC, ADR, Class A (C)	24,600	1,283,874
Norway 1.8%		1,763,086
Orkla ASA	88,500	802,950
Statoil ASA	58,300	960,136
Singapore 1.1%		1,065,960
Singapore Exchange, Ltd.	87,700	464,714
Singapore Telecommunications, Ltd.	225,300	601,246

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       8

	Shares	Value
Spain 1.5%		$1,472,059
Gas Natural SDG SA	32,900	743,458
Red Electrica Corp. SA	37,385	728,601
Sweden 0.7%		662,406
Svenska Handelsbanken AB, A Shares	46,688	662,406
Switzerland 4.0%		3,906,683
Nestle SA	12,300	947,352
Novartis AG	10,390	799,875
Roche Holding AG	4,253	1,112,858
Swisscom AG	2,400	1,046,598
Taiwan 0.8%		736,667
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	22,276	736,667
United Kingdom 13.9%		13,509,139
AstraZeneca PLC, ADR (C)	39,460	1,193,665
BAE Systems PLC	152,300	1,236,976
British American Tobacco PLC	21,700	1,466,123
Diageo PLC	24,800	721,857
GlaxoSmithKline PLC	65,000	1,308,310
Imperial Brands PLC	28,200	1,381,047
National Grid PLC	123,000	1,592,635
Sky PLC	87,181	1,119,953
SSE PLC	43,800	789,028
Unilever PLC	19,700	1,013,531
Vodafone Group PLC	654,600	1,686,014
United States 44.5%		43,262,723
AbbVie, Inc. (C)	15,700	1,035,258
Altria Group, Inc. (C)	22,200	1,593,516
Ameren Corp. (C)	22,600	1,235,994
Arthur J. Gallagher & Company (C)	10,700	597,167
AT&T, Inc. (C)	41,023	1,625,741
Automatic Data Processing, Inc. (C)	6,800	710,532
BlackRock, Inc. (C)	1,700	653,769
CenturyLink, Inc. (C)	22,400	575,008
Cisco Systems, Inc. (C)	31,725	1,080,871
CME Group, Inc. (C)	6,100	708,759
Dominion Resources, Inc.	12,699	983,284
Duke Energy Corp. (C)	20,200	1,666,500
Eaton Corp. PLC	11,230	849,437
Emerson Electric Company (C)	12,720	766,762
Entergy Corp. (C)	14,300	1,090,518
Exxon Mobil Corp. (C)	13,700	1,118,605
Johnson & Johnson (C)	5,525	682,172

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       9

Shares	Value
United States (continued)
Kimberly-Clark Corp. (C)	7,500	$973,125
Lockheed Martin Corp. (C)	2,500	673,625
McDonald's Corp. (C)	8,000	1,119,440
Merck & Company, Inc. (C)	12,100	754,193
Microchip Technology, Inc. (C)	10,900	823,822
Microsoft Corp. (C)	11,300	773,598
Occidental Petroleum Corp. (C)	16,900	1,040,026
People's United Financial, Inc. (C)	63,200	1,104,104
PepsiCo, Inc.	5,800	657,024
Pfizer, Inc.	31,218	1,058,915
Philip Morris International, Inc. (C)	14,900	1,651,516
PPL Corp. (C)	45,300	1,726,383
QUALCOMM, Inc. (C)	24,200	1,300,508
Regal Entertainment Group, Class A (C)	34,200	754,794
Reynolds American, Inc. (C)	23,600	1,522,200
Texas Instruments, Inc. (C)	19,100	1,512,338
The Coca-Cola Company (C)	12,500	539,375
The Dow Chemical Company (C)	21,300	1,337,640
The Procter & Gamble Company (C)	8,400	733,572
The Southern Company	15,500	771,900
United Parcel Service, Inc., Class B	8,995	966,603
Verizon Communications, Inc. (C)	34,925	1,603,407
Waste Management, Inc. (C)	11,300	822,414
WEC Energy Group, Inc. (C)	22,800	1,379,856
Wells Fargo & Company	12,787	688,452
Yield (%)	Shares	Value
Short-term investments 1.5%	$1,472,187
(Cost $1,472,187)
Money market funds 0.5%	486,187
State Street Institutional Treasury Money Market Fund, Premier Class	0.6449(Y)	486,187	486,187
Par value^	Value
Repurchase agreement 1.0%	986,000
Repurchase Agreement with State Street Corp. dated 4-28-17 at 0.220% to be repurchased at $986,018 on 5-1-17, collateralized by $1,000,000 U.S. Treasury Notes, 1.500% due 12-31-18 (valued at $1,009,314 including interest)	986,000	986,000
Total investments (Cost $94,540,226)† 99.4%	$96,707,348
Other assets and liabilities, net 0.6%	$556,857
Total net assets 100.0%	$97,264,205

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       10

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 4-30-17 was $26,974,490.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $105,440,950. Net unrealized depreciation aggregated to $8,733,602, of which $3,734,786 related to appreciated investment securities and $12,468,388 related to depreciated investment securities.

DERIVATIVES

WRITTEN OPTIONS

Options on index (Exchange-Traded)

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
NASDAQ 100 Stock Index	5,425	May 2017	5	$48,609	($83,125)
S&P 500 Index	2,385	May 2017	12	13,190	(9,900)
S&P 500 Index	2,360	May 2017	12	20,750	(37,740)
S&P 500 Index	2,365	May 2017	18	30,406	(53,730)
S&P 500 Index	2,380	May 2017	12	15,323	(23,040)
S&P 500 Index	2,355	May 2017	52	130,882	(196,040)
S&P 500 Index	2,475	Jun 2017	57	21,488	(23,370)
				$280,648	($426,945)

See Notes to financial statements regarding investment transactions and other derivatives information.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       11

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $94,540,226)	$96,707,348
Cash	145
Dividends and interest receivable	982,545
Other receivables and prepaid expenses	72,407
Total assets	97,762,445
Liabilities
Written options, at value (premium received $280,648)	426,945
Payable to affiliates
Accounting and legal services fees	4,600
Trustees' fees	143
Other liabilities and accrued expenses	66,552
Total liabilities	498,240
Net assets	$97,264,205
Net assets consist of
Paid-in capital	$136,620,813
Accumulated distributions in excess of net investment income	(3,618,188)
Accumulated net realized gain (loss) on investments, options written and foreign currency transactions	(37,744,392)
Net unrealized appreciation (depreciation) on investments, options written and translation of assets and liabilities in foreign currencies	2,005,972
Net assets	$97,264,205

Net asset value per share
Based on 11,022,696 shares of beneficial interest outstanding — unlimited number of shares authorized with $0.01 par value	$8.82

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       12

STATEMENT OF OPERATIONS  For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$3,155,174
Interest	2,149
Less foreign taxes withheld	(176,059)
Total investment income	2,981,264
Expenses
Investment management fees	474,743
Accounting and legal services fees	10,996
Transfer agent fees	13,459
Trustees' fees	21,534
Printing and postage	45,561
Professional fees	64,956
Custodian fees	10,962
Stock exchange listing fees	11,010
Other	3,308
Total expenses	656,529
Less expense reductions	(3,651)
Net expenses	652,878
Net investment income	2,328,386
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(1,546,652)
Written options	(349,953)
(1,896,605)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	6,438,350
Written options	(428,568)
6,009,782
Net realized and unrealized gain	4,113,177
Increase in net assets from operations	$6,441,563

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$2,328,386	$5,588,085
Net realized loss	(1,896,605)	(5,284,708)
Change in net unrealized appreciation (depreciation)	6,009,782	(901,449)
Increase (decrease) in net assets resulting from operations	6,441,563	(598,072)
Distributions to shareholders
From net investment income	(5,946,574)[1]	(5,543,745)
From paid in capital	—	(8,127,589)
Total distributions	(5,946,574)	(13,671,334)
From fund share transactions
Issued in shelf offering	655,192	3,728,836
Issued pursuant to Dividend Reinvestment Plan	123,289	265,780
Total from fund share transactions	778,481	3,994,616
Total increase (decrease)	1,273,470	(10,274,790)
Net assets
Beginning of period	95,990,735	106,265,525
End of period	$97,264,205	$95,990,735
Accumulated distributions in excess of net investment income	($3,618,188)	—
Share activity
Shares outstanding
Beginning of period	10,943,329	10,553,471
Issued in shelf offering	65,747	363,476
Issued pursuant to Dividend Reinvestment Plan	13,620	26,382
End of period	11,022,696	10,943,329

1 A portion of the distributions may be deemed a tax return of capital at the fiscal year end.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       14

Financial highlights

COMMON SHARES Period Ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$8.77		$10.07	$11.44	$12.25	$11.86	$12.12
Net investment income[2]	0.21		0.52	0.64	0.80	0.54	0.57
Net realized and unrealized gain (loss) on investments	0.37		(0.57)	(0.75)	(0.36)	1.12	0.45
Total from investment operations	0.58		(0.05)	(0.11)	0.44	1.66	1.02
Less distributions to common shareholders
From net investment income	(0.54	) [3]	(0.52)	(0.75)	(1.28)	(0.79)	(0.75)
From tax return of capital	—		(0.76)	(0.53)	—	(0.49)	(0.53)
Total distributions	(0.54)		(1.28)	(1.28)	(1.28)	(1.28)	(1.28)
Anti-dilutive impact of shelf offering	0.01		0.03	0.02	0.03	0.01	—
Net asset value, end of period	$8.82		$8.77	$10.07	$11.44	$12.25	$11.86
Per share market value, end of period	$9.31		$10.35	$9.51	$12.59	$12.64	$12.37
Total return at net asset value (%)[4,5]	6.65	[6]	(1.28)	(0.65)	3.65	15.01	8.49
Total return at market value (%)[4]	(4.61	) [6]	23.37	(14.74)	10.55	13.78	10.69
Ratios and supplemental data
Net assets applicable to common shares, end of period (in millions)	$97		$96	$106	$117	$120	$113
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38	[7]	1.32	1.27	1.32	1.37	1.27
Expenses including reductions	1.38	[7]	1.32	1.26	1.32	1.37	1.27
Net investment income	4.90	[7]	5.60	6.01	6.60	4.52	4.76
Portfolio turnover (%)	117		253	261	228	126	98

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	A portion of the distributions may be deemed a tax return of capital at year end.
4	Total return based on net asset value reflects changes in the fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the fund's shares traded during the period.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       15

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Tax-Advantaged Global Shareholder Yield (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

In 2012 and 2015, the fund filed registration statements with the Securities and Exchange Commission (SEC), registering an additional 1,200,000 and 1,500,000 common shares, respectively, through equity shelf offering programs. Under these programs, the fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the fund's net asset value (NAV) per common share.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       16

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$2,961,048	—	$2,961,048	—
Canada	4,958,670	$4,958,670	—	—
France	6,223,436	—	6,223,436	—
Germany	10,967,587	—	10,967,587	—
Italy	2,461,823	—	2,461,823	—
Netherlands	1,283,874	1,283,874	—	—
Norway	1,763,086	—	1,763,086	—
Singapore	1,065,960	—	1,065,960	—
Spain	1,472,059	—	1,472,059	—
Sweden	662,406	—	662,406	—
Switzerland	3,906,683	—	3,906,683	—
Taiwan	736,667	736,667	—	—
United Kingdom	13,509,139	1,193,665	12,315,474	—
United States	43,262,723	43,262,723	—	—
Short-term investments	1,472,187	486,187	986,000	—
Total investments in securities	$96,707,348	$51,921,786	$44,785,562	—
Other financial instruments:
Written options	($426,945)	($426,945)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       17

reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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For federal income tax purposes, as of October 31, 2016, the fund has a capital loss carryforward of $24,664,792 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of October 31, 2016:

Capital loss carryforward expiring October 31		No expiration date
2017	2018	Short term	Long term
$15,064,967	$2,739,851	—	$6,859,974

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       19

of the option. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended April 30, 2017, the fund wrote option contracts to hedge against anticipated changes in securities markets and to generate potential income. The following table summarizes the fund's written options activities during the six months ended April 30, 2017:

	Number of contracts	Premiums received
Outstanding, beginning of period	338	$616,419
Options written	801	1,168,907
Option closed	(560)	(1,098,319)
Options exercised	—	—
Options expired	(411)	(406,359)
Outstanding, end of period	168	$280,648

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2017 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivative fair value
Equity	Written options, at value	Written options	—	($426,945)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2017:

Risk	Statement of operations location	Written options
Equity	Net realized gain (loss)	($349,953)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2017:

Risk	Statement of operations location	Written options
Equity	Change in unrealized appreciation (depreciation)	($428,568)

Note 4 — Guarantees and indemnifications

Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering. The Advisor and the Distributor are indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to 1.00% of the fund's average daily gross assets. Under the advisory agreement, gross assets of the fund means total assets of the fund (including any form of investment leverage) minus the sum of accrued expenses incurred in the normal course of operations. [On June 23, 2017, the Board of Trustees approved to change the management fee to 0.95%. The new management fee will be in effect on July 1, 2017.] The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. and a subadvisory agreement with Analytic Investors, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average daily managed assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $3,651 for the six months ended April 30, 2017.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.99% of the fund's average daily gross assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily managed assets.

Distributor. The fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1.00% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. During the six months ended April 30, 2017, compensation to the Distributor was $44,180. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The fund is not responsible for payment of commissions to the sub placement agent.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in common shares for the six months ended April 30, 2017 and the year ended October 31, 2016 are presented on the Statements of changes in net assets. Proceeds received in connection with the shelf offering are net of commissions and offering costs. Total offering costs of $207,613 have been prepaid by the fund. These costs are deducted from proceeds

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       21

as shares are issued. To date, $163,848 has been deducted from proceeds of shares issued and the remaining $43,765 is included in Other receivables and prepaid expenses on the Statement of assets and liabilities.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $109,415,512 and $111,304,519, respectively, for the six months ended April 30, 2017.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

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ADDITIONAL INFORMATION

Unaudited

Investment objective and policy

The fund is a diversified, closed-end management investment company, common shares of which were initially offered to the public in 2007. The fund's investment objective is to provide total return consisting of a high level of current income and gains and long-term capital appreciation. The fund will seek to achieve favorable after-tax returns for its shareholders by seeking to minimize the U.S. federal income tax consequences on income and gains generated by the fund. Under normal market conditions, the fund will invest at least 80% of its total assets in a diversified portfolio of dividend-paying securities of issuers located throughout the world. The fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The fund also intends to write (sell) call options on a variety of both U.S. and non-U.S. broad-based indices.

Dividends and distributions

During the six months ended April 30, 2017, distributions from net investment income totaling $0.5400 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Payment Date	Income Distributions*
December 30, 2016	$0.3200
March 31, 2017	0.2200
Total	$0.5400
* A portion of the distributions may be deemed a tax return of capital at the fiscal year end.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       23

SHAREHOLDER MEETING

The fund held its Annual Meeting of Shareholders on January 24, 2017. The following proposal was considered by the shareholders:

Proposal: To elect five (5) Trustees (James R. Boyle, William H. Cunningham, Grace K. Fey, Hassell H. McClellan and Gregory A. Russo) to serve for a three-year term ending at the 2020 Annual Meeting of Shareholders

	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William H. Cunningham	10,015,722.000	133,041.000
Grace K. Fey	10,001,361.000	147,402.000
Hassell H. McClellan	10,000,957.000	147,806.000
Gregory A. Russo	10,010,775.000	137,988.000
Non-Independent Trustee
James R. Boyle	10,008,329.000	140,434.000

Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are: Charles L. Bardelis, Craig Bromley1, Peter S. Burgess, Theron S. Hoffman, Deborah C. Jackson, James M. Oates, Steven R. Pruchansky, and Warren A. Thomson.

1	Effective June 15, 2017, Mr. Bromley no longer serves as a Trustee of the fund. Andrew G. Arnott has been appointed as a Trustee of the fund effective June 20, 2017. Mr. Arnott serves as a Trustee for a term expiring in 2019.

SPECIAL SHAREHOLDER MEETING

The fund held a Special Meeting of Shareholders on December 21, 2016. The following proposal was considered by the shareholders:

Proposal: To approve a new subadvisory agreement for John Hancock Tax-Advantaged Global Shareholder Yield Fund between John Hancock Advisers, LLC and Analytic Investors, LLC

Total votes for the proposal	Against	Abstain	Uninstructed
5,267,204.506	127,616.481	190,377.533	0

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       24

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†##
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

Epoch Investment Partners, Inc.
Analytic Investors, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Computershare Shareowner Services, LLC

Legal counsel

K&L Gates LLP

Stock symbol

Listed New York Stock Exchange: HTY

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17
##Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

You can also contact us:
800-852-0218 jhinvestments.com	Regular mail: Computershare P.O. Box 505000 Louisville, KY 40233	Express mail: Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       25

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-852-0218, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Advisers, LLC 601 Congress Street ■ Boston, MA 02210-2805 800-852-0218 ■ jhinvestments.com
MF368616	P14SA 4/17 6/17

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

(c)(3) Registrant’s notice to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the Investment Company Act of 1940, as amended and Rule 19b-1 thereunder regarding distributions made pursuant to the Registrant’s Managed Distribution Plan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 21, 2017